Income tax	12 Months Ended
Mar. 31, 2012
Income tax
18	Income tax

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Company and its subsidiaries that are incorporated in the Cayman Islands and the British Virgin Islands are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies, no Cayman Islands or British Virgin Islands withholding tax will be imposed.

Hong Kong

The Company’s subsidiaries that are incorporated or operate in Hong Kong are subject to Hong Kong Profits Tax on income arising in or derived from Hong Kong. No provision was made for Hong Kong Profits Tax as the subsidiaries did not earn income subject to Hong Kong Profits Tax for the years ended March 31, 2010, 2011 and 2012. The payments of dividends by Hong Kong tax residents are not subject to any Hong Kong withholding tax.

The PRC

On March 16, 2007, the Fifth Plenary Session of the Tenth National People’s Congress passed the Corporate Income Tax Law of the PRC (“the new tax law”), which revised the PRC statutory income tax rate to 25% effective on January 1, 2008. The Company’s PRC subsidiaries are subject to income tax at 25% unless otherwise specified.

The new tax law and its relevant regulations provide a five-year transition period for Beijing Jiachenhong which was established before March 16, 2007 and entitled to a preferential income tax rate of 15% under the then effective tax laws or regulations. The transitional tax rates are, 20%, 22%, 24% and 25% for calendar years 2009, 2010, 2011 and 2012 onwards, respectively. In addition, entities that qualify as “High and New Technology Enterprises” (“HNTE”) under the new tax law are entitled to a preferential income tax rate of 15%. Because of its HNTE status, Beijing Jiachenhong was entitled to the reduced tax rate of 15% from January 1, 2008 to December 31, 2010. In February 2012, Beijing Jiachenhong received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2011 to December 31, 2013. Upon the expiry of HNTE certificate, the tax rate applied to Beijing Jiachenhong would be 25%.

In June 2011, Guangzhou Nuoya received approval from the tax authority that it qualified as a HNTE which entitled it to the preferential income tax rate of 15% effective retrospectively from January 1, 2010 to December 31, 2012. As a result, Guangzhou Nuoya received a tax refund in the year ending March 31, 2012, amounting to RMB10,433 (US$1,657) in relation to overpaid income tax for the period from January 2010 to December 2010. Upon the expiry of HNTE certificate, the tax rate applied to Guangzhou Nuoya would be 25%.

The new tax law and its implementation rules also impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends receivable by non-PRC-resident enterprises from PRC-resident enterprises in respect of earnings accumulated beginning on January 1, 2008. The Company has not provided for income taxes on such accumulated earnings of its PRC subsidiaries as of March 31, 2012 since these earnings are intended to be reinvested indefinitely in the PRC. As of March 31, 2012, such unremitted earnings that may be subject to the withholding tax amounted to RMB432,718 (US$68,713) and the related unrecognized deferred tax liability was RMB43,272 (US$6,871).

Income before income tax expense arose from the following tax jurisdictions:

	Year ended March 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

The PRC	116,796	155,652	179,654	28,528
Non-PRC	(37,133)	(23,510)	(28,055)	(4,455)
Income before income tax expense	79,663	132,142	151,599	24,073

(a)	Income taxes

Income tax expense represents PRC income tax expense as follows:

	Year ended March 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Current tax expense	28,413	40,880	14,405	2,288
Deferred tax benefit	(3,643)	(6,951)	(4,771)	(758)
Total income tax expense	24,770	33,929	9,634	1,530

(b)	Reconciliation of expected income tax to actual income tax expense

The actual income tax expense reported in the consolidated statements of comprehensive income differs from the amount computed by applying the statutory PRC income tax rate of 25% for the following reasons:

	Year ended March 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Income before income tax expense	79,663	132,142	151,599	24,073

Computed "expected" tax expense	19,916	33,036	37,900	6,018
Non-PRC entities not subject to income tax	9,283	5,878	7,014	1,114
Non-taxable income	-	-	(1,804)	(286)
Effect of change in tax rates	-	-	(14,674)	(2,330)
Tax rate differential, preferential rate	(4,488)	(4,865)	(19,779)	(3,141)
Others	59	(120)	977	155
Actual income tax expense	24,770	33,929	9,634	1,530

(c)	Deferred taxes

The tax effects of temporary differences that give rise to deferred tax assets/(liabilities) are presented below:

	March 31,
	2011	2012	2012
	RMB	RMB	US$
Deferred tax assets:
Accounts receivable	4,069	4,413	701
Non-current accounts receivable	5,407	7,050	1,119
Property, plant and equipment	1,236	1,824	290
Inventories	2,378	2,343	372
Tax loss	381	1,896	301
Others	1,304	855	136
Net deferred tax assets	14,775	18,381	2,919

Deferred tax liabilities:
Deferred revenue	(124)	(115)	(18)
Intangible assets	(33,603)	(32,447)	(5,152)
Deferred tax liabilities	(33,727)	(32,562)	(5,170)

Net deferred tax liabilities	(18,952)	(14,181)	(2,251)

Classification on consolidated balance sheets
Current deferred tax assets	5,373	5,268	837
Non-current deferred tax assets	2,565	5,013	796
Non-current deferred tax liabilities	(26,890)	(24,462)	(3,884)
Net deferred tax liabilities	(18,952)	(14,181)	(2,251)

Tax loss carryforwards of the Group’s PRC subsidiary amounted to RMB7,585 (US$1,204) as of March 31, 2012, of which RMB5,887 (US$935) and RMB1,698 (US$269) will expire if unused by December 31, 2016 and 2017, respectively.

For the years ended March 31, 2010, 2011 and 2012, the Group did not have any material unrecognized tax benefits and thus no interest and penalties related to unrecognized tax benefits were recorded. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (US$16). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Group’s PRC subsidiaries for the calendar years from 2006 to 2011 are open to examination by the PRC state and local tax authorities.